Note 5 - Investments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Proceeds from disposition of equity securities	$ 6,371	$ 3,950
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax	0	0
Tax on transfer of gain on disposal of equity securities at FVOCI to deficit	784	177
Gains (losses) on remeasuring available-for-sale financial assets, before tax	(4,401)	14,493
Deferred tax liabilities, unrealized gain	597	1,713
Retained earnings [member]
Statement Line Items [Line Items]
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax	5,026	1,137
Gains (losses) on remeasuring available-for-sale financial assets, before tax	$ 0	$ 0